SUBSEQUENT EVENTS (Details Narrative)										6 Months Ended
	Sep. 11, 2024 USD ($) $ / shares shares	Aug. 30, 2024 USD ($)	Aug. 29, 2024 shares	Aug. 24, 2024 USD ($)	Jul. 21, 2024 shares $ / shares	Jul. 19, 2024 USD ($)	Jul. 15, 2024 $ / shares shares	Jul. 10, 2024 USD ($) shares	Feb. 24, 2024 USD ($)	Jun. 30, 2024 € / shares shares	Feb. 26, 2025	Sep. 16, 2024 shares	Aug. 28, 2024 shares
IfrsStatementLineItems [Line Items]
Post-reverse stock split										75:1 reverse stock split
Number of shares issued | shares										36,341
Ordinary shares | € / shares										€ 1
Securities purchase agreement [Member]
IfrsStatementLineItems [Line Items]
Maturity date									6
Issue of convertible instruments									$ 407,000
Gross proceeds									$ 350,000
Interest rate									0.00%
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Post-reverse stock split							post-reverse stock split of 75:1
Number of shares issued | shares							75	51,810				22,611
Bid price, per share | $ / shares							$ 1,000
Maturity date		The maturity date of the Note is June 30, 2025.		maturity date to February 24, 2025.				December 31, 2024
Conversion of debt		In the event of an Event of Default, (i) the Note shall become immediately due and payable, (ii) the principal and interest balance of the Note shall be increased by 150% and (ii) the Note may be converted into ordinary shares of the Company (“Ordinary Shares”) at the sole discretion of the Investor. The conversion price shall equal the lowest closing bid price of the Ordinary Shares during the prior ten trading day period multiplied by 75% (representing a 25% discount). Any such conversion is subject to customary conversion limitations set forth in the note so the Investor beneficially owns less than 4.99% of the Company’s Ordinary Shares.
Net debt								$ 1,300,000
Issue of convertible instruments								$ 800,000
Convertible promissory note interest rate								15.00%
Borrowings default interest rate								20.00%
Promissory note								$ 500,000
Issue of convertible shares | shares								29,116
Gross proceeds		$ 194,500
Notional amount		223,600		$ 407,000
Principal amount		$ 29,000
Interest rate		10.00%
Discount percentage											2.00%
Issued capital ordinary shares		$ 1,500,000		$ 1,500,000
Cash		9,000
Proceeds from issuance of private placement	$ 5,350,000
Offering share | shares	5,350,000
Warrants exercise price per share | $ / shares	$ 1.00
Public offering price | $ / shares	1.00
Prefunded unit price per share | $ / shares	$ 0.9999
Gross proceeds on escrow and payable percentage	20.00%
Gross proceeds	$ 1,072,000
Gross proceeds on cash proceeds percentage	12.00%
Ordinary shares percentage	10.00%
Nonadjusting event [member] | Series A common warrant [Member]
IfrsStatementLineItems [Line Items]
Warrants exercise price per share | $ / shares	$ 1.00
Initial issuance expire date	expire 66 months after the initial issuance date
Nonadjusting event [member] | Series B common warrant [Member]
IfrsStatementLineItems [Line Items]
Public offering price | $ / shares	$ 0.00001
Nonadjusting event [member] | Incentive equity plan [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized | shares			29,871										1,524,752
Nonadjusting event [member] | Pre funded warrant [Member]
IfrsStatementLineItems [Line Items]
Public offering price | $ / shares	$ 0.0001
Nonadjusting event [member] | Restricted share units [member] | Incentive equity plan [member]
IfrsStatementLineItems [Line Items]
Vested shares | shares			411,263
Nonadjusting event [member] | Share options [member] | Incentive equity plan [member]
IfrsStatementLineItems [Line Items]
Vested shares | shares			682,594
Nonadjusting event [member] | Board [Member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of shares granted | shares					6,873
Fair value grant | $ / shares					$ 6.23
Nonadjusting event [member] | February 28, 2025 [Member]
IfrsStatementLineItems [Line Items]
Unpaid interest and outstanding principle		123,000
Nonadjusting event [member] | March 30, 2025 [Member]
IfrsStatementLineItems [Line Items]
Unpaid interest and outstanding principle		30,000
Nonadjusting event [member] | April 30, 2025 [Member]
IfrsStatementLineItems [Line Items]
Unpaid interest and outstanding principle		30,000
Nonadjusting event [member] | May 30, 2025 [Member]
IfrsStatementLineItems [Line Items]
Unpaid interest and outstanding principle		30,000
Nonadjusting event [member] | June 30, 2025 [Member]
IfrsStatementLineItems [Line Items]
Unpaid interest and outstanding principle		$ 30,000
Nonadjusting event [member] | Securities purchase agreement [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance promissory note and warrant						$ 747,000
Original issue discount						35.00%
Principal amount						$ 1,150,000
Maturity date						12 months
Conversion of debt						The Investor may convert the Note into the Company’s Ordinary Shares at a conversion price based on the lower of $6.10 or 80% of the 20-day volume-weighted average price, subject to a 4.99% beneficial ownership limitation. In case of default, the outstanding principal plus accrued interest increases to 120%, and a 24.5% per annum default interest rate applies. The accompanying Warrant, exercisable for 208,524 shares at $6.23 per share, is valid for five and a half years and includes anti-dilution protections and a 4.99% ownership cap. The Company used the net proceeds for working capital and general corporate purposes and is subject to certain restrictions and covenants under the Purchase Agreement. The Company also agreed to register the resale of shares underlying the Note and Warrant under a Registration Rights Agreement.
Nonadjusting event [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | $ / shares							0.0022
Nonadjusting event [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | $ / shares							$ 0.165